UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6264

        Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	B3	$ 451,112
690	5.125%, 1/01/37	1/15 at 100.00	B3	380,314
1,490	Total Consumer Discretionary			831,426
	Consumer Staples – 2.9% (1.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
4,300	4.750%, 6/01/34	6/17 at 100.00	BBB	2,508,233
10,000	5.000%, 6/01/41	6/17 at 100.00	BBB	5,414,100
14,300	Total Consumer Staples			7,922,333
	Education and Civic Organizations – 16.1% (10.7% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,051,620
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	1,726,420
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	477,285
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	918,330
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	3,478,923
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	2,157,805
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A	122,872
	2004L, 5.125%, 7/01/22 – MBIA Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A2	1,331,269
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A2	2,632,414
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2001G:
1,000	5.250%, 7/01/20 – MBIA Insured	7/11 at 100.00	A+	1,044,050
1,945	5.250%, 7/01/21 – MBIA Insured	7/11 at 100.00	A+	2,030,677
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	1,305,864
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	2,565,044
185	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	175,776
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	A	1,604,524
	5.000%, 7/01/16 – FGIC Insured
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	Baa1	611,007
	5.500%, 7/01/23 – RAAI Insured
510	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	Baa1	430,996
	5.000%, 7/01/37 – RAAI Insured
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A	1,472,471
	Series 2004A, 5.125%, 7/01/21 – FGIC Insured
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	Baa1	1,041,159
	2002A, 5.000%, 7/01/17 – RAAI Insured
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	2,041,040
	6.125%, 6/01/17 – MBIA Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AAA	2,014,020
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	996,911
	Bond Trust PA-4643, 19.017%, 6/01/30 (IF)
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	4,023,843
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child
	Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	BBB	1,908,998
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	BBB	1,313,172
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	Baa2	1,889,265
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Baa2	3,745,320
45,060	Total Education and Civic Organizations			44,111,075
	Financials – 1.5% (1.0% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	4,037,950
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 21.8% (14.5% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
2,200	5.000%, 2/15/25	2/15 at 100.00	BBB	1,745,546
1,000	5.750%, 2/15/34	8/14 at 100.00	BBB	764,520
1,920	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	1,817,664
	Series 2008A, 5.000%, 7/01/27
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	N/R	5,624,248
	Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AAA	1,183,860
	Series 2009, Trust 3018, 18.976%, 7/01/38 – AGC Insured (IF)
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	1,638,660
	University Hospital, Series 2007, 5.750%, 7/01/37
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,394,875
	Medical Center, Series 2007, 5.000%, 7/01/37
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa2	1,242,407
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	324,428
	Hospital, Series 2005A, 5.500%, 7/01/36
650	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	563,700
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	544,662
	Center, Series 2006, 5.125%, 7/01/35
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,022,590
	Obligated Group, Series 2001, 5.500%, 7/01/21
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	1/10 at 101.00	AAA	3,415,405
	Obligated Group, Series 1999, 5.250%, 7/01/29 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
3,850	5.750%, 7/01/25	7/10 at 100.00	A2	3,863,052
2,000	5.750%, 7/01/31	7/10 at 100.00	A2	2,000,600
1,600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	BBB–	1,207,296
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	Baa2	1,478,047
	Care System, Series 2006A, 5.000%, 7/01/29
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	BBB–	2,558,616
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
5,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	N/R	4,267,872
	Hospital Obligated Group, Series 2000, 5.375%, 7/01/31 – AMBAC Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,817,145
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	642,282
2,160	5.000%, 7/01/36	7/16 at 100.00	A2	1,912,529
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,104,285
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	2,011,880
	Hospital, Series 2000A, 6.875%, 7/01/20
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	BBB–	2,309,398
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
2,605	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	1/10 at 100.00	Baa1	2,126,149
	Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 –
	MBIA Insured
3,600	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	3,572,640
	2007-I, 5.000%, 7/01/38 – AGC Insured
3,635	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	3,575,713
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30
66,850	Total Health Care			59,730,069
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
500	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	10/09 at 100.00	N/R	501,760
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/09 at 102.00	Aaa	2,795,505
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)
3,243	Total Housing/Multifamily			3,297,265
	Housing/Single Family – 3.7% (2.4% of Total Investments)
2,545	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/09 at 100.00	Aaa	2,546,323
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
2,075	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	Aaa	2,083,964
	2000CC, 5.875%, 10/01/31 – MBIA Insured (Alternative Minimum Tax)
350	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	302,890
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,545	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,550,930
	Bonds, Series 2001A, 5.200%, 12/01/33
2,545	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,538,714
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)
10,060	Total Housing/Single Family			10,022,821
	Industrials – 0.4% (0.2% of Total Investments)
980	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	989,849
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory
	put 12/01/09)
	Long-Term Care – 2.7% (1.8% of Total Investments)
1,870	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,271,955
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,039,905
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,760	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/11 at 103.00	Aaa	2,622,414
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	617,176
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A–	1,042,503
	Jersey, Series 2002, 5.250%, 6/01/32
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good	7/11 at 100.00	BBB–	888,110
	Shepherd Obligated Group, Series 2001, 5.100%, 7/01/21 – RAAI Insured
8,450	Total Long-Term Care			7,482,063
	Tax Obligation/General – 6.8% (4.5% of Total Investments)
	Clifton, New Jersey, General Obligation Bonds, Series 2002:
1,700	5.000%, 1/15/21 – FGIC Insured	1/11 at 100.00	AA–	1,758,871
1,625	5.000%, 1/15/22 – FGIC Insured	1/11 at 100.00	AA–	1,664,618
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A1	4,508,722
	AMBAC Insured
1,500	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds,	8/10 at 100.00	AAA	1,505,940
	Series 2001, 5.000%, 8/01/27 – FSA Insured
5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA	5,403,700
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	Baa1	1,817,663
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	Baa1	1,938,015
17,680	Total Tax Obligation/General			18,597,529
	Tax Obligation/Limited – 34.2% (22.7% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	2,026,021
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	A1	2,099,937
	2007, 5.250%, 12/15/22 – AMBAC Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,090,854
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 – MBIA Insured	9/15 at 100.00	AA+	1,079,420
1,420	5.000%, 9/01/22 – MBIA Insured	9/15 at 100.00	AA+	1,520,493
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,137,306
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,543,407
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	No Opt. Call	N/R	1,462,802
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,115,030
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,194,360
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	5,822,607
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,965	5.500%, 6/15/24	6/12 at 100.00	BBB	1,686,972
4,000	5.750%, 6/15/34	6/14 at 100.00	BBB	3,238,680
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AAA	4,826,377
	Series 2005C, 5.000%, 3/01/27 – FSA Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	5,484,200
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	168,850
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	257,743
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	1,915,718
3,930	5.000%, 9/01/37	9/17 at 100.00	AA–	3,831,436
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	2,190,323
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,453,750
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	2,948,903
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	4,457,049
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	854,233
	Transformation Program, Series 2008A, 5.250%, 10/01/38
3,405	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A	3,495,403
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	1,164,913
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	2,026,027
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	4,757,508
	5.500%, 12/15/16 – MBIA Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	4,168,330
	5.000%, 6/15/19 – FSA Insured
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	4,670,531
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
13,755	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	4,286,471
10,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	2,360,200
15,310	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	3,157,534
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA–	2,537,450
	5.000%, 12/15/26 – AMBAC Insured
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	A3	1,591,996
	Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	1,011,380
	2006A, 4.500%, 7/01/36 – CIFG Insured
120,545	Total Tax Obligation/Limited			93,634,214
	Transportation – 25.5% (16.9% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	2,221,515
	5.250%, 6/01/20 – MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	A+	2,031,180
4,050	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	A+	4,095,765
1,500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	A+	1,521,960
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,	1/10 at 100.00	AAA	3,520,475
	5.750%, 1/01/22 – FSA Insured
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/12 at 100.00	AAA	3,009,550
	District Project, Series 2001A, 5.200%, 1/01/27 – FSA Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/09 at 100.00	CCC+	1,168,170
	7.100%, 11/01/31 (Alternative Minimum Tax)
160	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	A+	191,738
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	10,176,590
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	1,381,760
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	7,253,260
	Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	1,075,200
	Eighth Series 2007, Trust 2920, 17.987%, 8/15/32 – FSA Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	2,023,920
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – FSA Insured	4/12 at 101.00	AAA	2,324,802
5,000	5.000%, 4/15/32 – FSA Insured	4/12 at 101.00	AAA	5,067,350
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	A	3,707,760
6,605	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	12/09 at 100.00	A	6,078,582
12,130	5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	12/09 at 100.00	AA–	10,829,175
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	1/13 at 100.00	A	2,000,540
	2002K, 5.100%, 1/01/33
71,700	Total Transportation			69,679,292
	U.S. Guaranteed – 21.8% (14.4% of Total Investments) (4)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (4)	2,877,325
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
2,275	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2000A,	1/10 at 101.00	A+ (4)	2,348,073
	5.750%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	A– (4)	1,712,250
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (4)	2,237,524
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A (4)	1,582,004
	2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
2,850	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	3,287,817
1,460	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2 (4)	1,684,285
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	A3 (4)	2,229,680
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	A+ (4)	1,477,788
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	A+ (4)	1,362,957
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	A+ (4)	2,138,531
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (4)	3,232,062
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (4)	8,923,379
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	BBB– (4)	1,963,036
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	211,274
55	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	69,286
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,921,406
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (4)	1,434,863
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
7,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	8,005,125
	5.500%, 10/01/34
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,075	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,174,706
3,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,428,400
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,155	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,271,715
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,008,066
52,985	Total U.S. Guaranteed			59,581,552
	Utilities – 4.1% (2.7% of Total Investments)
3,500	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	12/09 at 100.00	Baa3	3,495,310
	Resource Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative
	Minimum Tax)
250	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	10/09 at 100.00	Baa3	249,460
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AA+	2,304,045
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	4/12 at 101.00	Baa1	2,358,125
	Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative
	Minimum Tax)
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds,	12/09 at 100.50	A	2,688,150
	Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured (Alternative
	Minimum Tax)
11,305	Total Utilities			11,095,090
	Water and Sewer – 8.0% (5.3% of Total Investments)
3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds,	1/10 at 101.00	A	2,885,970
	Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds,
	Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,795,780
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,874,269
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,009,930
7,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/09 at 100.00	N/R	7,053,450
	Company, Series 1996, 6.000%, 5/01/36 – FGIC Insured (Alternative Minimum Tax)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	N/R	3,034,800
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	N/R	3,002,130
1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000,	1/11 at 101.00	Aa1	1,305,088
	5.000%, 1/01/18
22,335	Total Water and Sewer			21,961,417
$ 451,983	Total Investments (cost $430,531,721) – 151.0%			412,973,945
	Other Assets Less Liabilities – 1.5%			3,900,593
	Preferred Shares, at Liquidation Value – (52.5)% (5)			(143,450,000)
	Net Assets Applicable to Common Shares – 100%			$ 273,424,538

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the ris9k associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$412,973,945	$ —	$412,973,945

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $430,475,798.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 10,602,751
Depreciation	(28,104,604)
Net unrealized appreciation (depreciation) of investments	$(17,501,853)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009